GOODWILL AND INTANGIBLE ASSETS - Schedule of transactions effecting goodwill (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning balance	$ 8,571	$ 5,538	$ 5,509
Adjustment to goodwill related to CMAC			29
Acquisition of Apex in June		2,449
Adjustment to Apex goodwill		37
Tax adjustment to Apex goodwill		(9)
Acquisition of Illume in July		444
Effect of currency translation	(137)	112
Ending balance	$ 8,434	$ 8,571	$ 5,538